Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of leases

	December 31,
	2022	2021

	(in US$’000)
Right‑of‑use assets
Offices	6,634	10,605
Factories	387	702
Warehouses (note)	1,500	281
Others	201	291
Total right‑of‑use assets	8,722	11,879
Lease liabilities—current	3,708	4,917
Lease liabilities—non‑current	5,196	7,161
Total lease liabilities	8,904	12,078

Note: Includes US$1.5 million right-of-use asset for warehouses in Suzhou that is leased through June 2026 in which the contract has a termination option with 3-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Schedule of lease activities

	Year Ended December 31,
	2022	2021

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	134	106
Leases with lease terms greater than 12 months	5,238	4,306
	5,372	4,412
Cash paid on lease liabilities	5,212	4,954
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	2,689	7,665
Non-cash: Lease liabilities changed in relation to modifications and terminations	(499)	(33)

Schedule of future lease payments

December 31,
2022
(in US$’000)
Lease payments:
Not later than 1 year	3,908
Between 1 to 2 years	2,471
Between 2 to 3 years	1,177
Between 3 to 4 years	911
Between 4 to 5 years	680
Later than 5 years	115
Total lease payments	9,262
Less: Discount factor	(358)
Total lease liabilities	8,904